Summary of Significant Accounting Policies - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (Loss), Beginning balance	$ (28,298)	$ (17,189)	$ (14,768)
Other comprehensive income (Loss)	13,407	(11,109)	(2,421)
Accumulated other comprehensive income (Loss), Ending balance	(14,891)	(28,298)	(17,189)
Qualifying Cash Flow Hedging Instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (Loss), Beginning balance	(468)	17	341
Other comprehensive income (Loss)	49	(485)	(324)
Accumulated other comprehensive income (Loss), Ending balance	(419)	(468)	17
Pension Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (Loss), Beginning balance	(29,888)	(18,919)	(16,253)
Other comprehensive income (Loss)	14,038	(10,969)	(2,666)
Accumulated other comprehensive income (Loss), Ending balance	(15,850)	(29,888)	(18,919)
Unrealized (Loss) Gain on Available for Sale Marketable Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (Loss), Beginning balance		(171)
Other comprehensive income (Loss)	(463)	171	(171)
Accumulated other comprehensive income (Loss), Ending balance	(463)		(171)
Foreign Exchange Gain (Loss) on Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (Loss), Beginning balance	2,058	1,884	1,144
Other comprehensive income (Loss)	(217)	174	740
Accumulated other comprehensive income (Loss), Ending balance	$ 1,841	$ 2,058	$ 1,884